Transactions and Balances with Related Parties (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Transactions and Balances with Related Parties [Abstract]
Directors fee	$ 16	$ 4
Provision for bonus	56	86
Current liabilities, presented in the balance sheets among "accounts payable and accruals":	$ 72	$ 90